Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40486
Entity Registrant Name	ATRenew Inc.
Entity Central Index Key	0001838957
Entity Address, Address Line One	12th Floor, No. 6 Building
Entity Address, Address Line Two	Songhu Road
Entity Address, City or Town	Shanghai
Entity Incorporation, State or Country Code	E9
Entity Address, Country	CN
Local Phone Number	5290-7031
City Area Code	21
Entity Address, Postal Zip Code	433
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Location	Shanghai, the People’s Republic of China
Auditor Firm ID	1113
Business Contact
Document Information [Line Items]
Contact Personnel Name	Chen Chen
Contact Personnel Email Address	rex.chen@atrenew.com
Entity Address, Address Line One	12th Floor, No. 6 Building
Entity Address, Address Line Two	Songhu Road
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Local Phone Number	5290-7031
City Area Code	21
Entity Address, Postal Zip Code	433
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American depositary shares (every three ADSs represent two Class A ordinary shares, par value US$0.001 per share)
Trading Symbol	RERE
Security Exchange Name	NYSE
Class A Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.001 per share
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	90,688,686
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	47,240,103
Class C Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	11,287,336